Investment Objectives and Goals - BNY Mellon Research Growth Fund, Inc.	Feb. 29, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital.
Objective, Secondary [Text Block]	Current income is a secondary goal.